Stockholders' Equity - Summary of Warrant Activity (Details) (10K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Shares, Warrants Outstanding Beginning	1,631,250	1,631,250	1,500,000
Number of Shares, Warrants Granted			131,250
Number of Shares, Warrants Forfeited
Number of Shares, Warrants Exercised
Number of Shares, Warrants Outstanding Ending	1,631,250	1,631,250	1,631,250
Number of Shares, Warrants Exercisable Ending	1,631,250	1,631,250
Weighted Average Exercise Price, Warrants Outstanding Beginning	$ 4.08	$ 4.08	$ 4.00
Weighted Average Exercise Price, Warrants Granted			5.00
Weighted Average Exercise Price, Warrants Forfeited
Weighted Average Exercise Price, Warrants Exercised
Weighted Average Exercise Price, Warrants Outstanding Ending	4.08	4.08	$ 4.08
Weighted Average Exercise Price, Per Share Exercisable	$ 4.08	$ 4.08
Weighted Average Remaining Contractual Life, Warrants Outstanding Beginning		3 years 4 months 17 days	4 years 5 months 9 days
Weighted Average Remaining Contractual Life, Warrants Outstanding Ending		2 years 4 months 17 days	3 years 4 months 17 days
Weighted Average Remaining Contractual Life, Warrants Exercisable		2 years 4 months 17 days
Aggregate Intrinsic Value, Warrants Outstanding Beginning			$ 6,000,000
Aggregate Intrinsic Value, Warrants Outstanding Ending
Aggregate Intrinsic Value, Exercisable